Employee Future Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Administration expenses	$ 1	$ 1	$ 2
Weighted average duration of defined benefit obligation	13 years 7 months 6 days
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)	500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)	1000.00%
Registered
Disclosure of defined benefit plans [line items]
Administration expenses	$ 1	1	2
Registered | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted	97
Registered | Related parties [member]
Disclosure of defined benefit plans [line items]
Administration expenses	0	0
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	$ 0	0	0
Other
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits	65 years
Administration expenses	$ 0	$ 0	$ 0